Summary of Significant Accounting Policies (Details) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Inventory (Numeric)
Finished goods	$ 1,067	$ 896
Work in process	263	269
Raw materials	365	316
Total	1,695	1,481
PP&E (Numeric)
Land and land improvements	137	137
Buildings and leasehold improvements	1,489	1,427
Equipment	3,888	3,525
Construction in progress	303	269
Subtotal	5,817	5,358
Accumulated depreciation	(3,306)	(2,937)
Property, plant, and equipment, net	2,511	2,421
Depreciation	464	454	418
Intangible Assets (Numeric)
Finite Lived Intangible Assets Useful Life Word	from three to 20 years
Comprehensive Income & AOCI (Numeric)
Comprehensive Income, Net of Tax, Including Portion Attributable to Noncontrolling Interest	3,179	2,997	2,153
Other Comprehensive Income, Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	(183)	(75)	320
Other Comprehensive Income, Defined Benefit Plans, Tax	3	(112)	(109)
Other Comprehensive Income, Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	130	35	(33)
Effect on Accumulated Other Comprehensive Income (Loss) Due to Change in Measurement Date, Tax	1
Earnings Per Share Numeric Disclosure [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	59	65	62
Senior Convertible Notes Due 2011 [Member]
Earnings Per Share Numeric Disclosure [Line Items]
Principal amount	$ 2,200